UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07853

Kalmar Pooled Investment Trust

(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-463-6670

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

KALMAR POOLED INVESTMENT TRUST
“GROWTH-WITH-VALUE” SMALL CAP FUND	Schedule of Investments March 31, 2012 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK — 93.0%

Consumer Discretionary — 21.7%

ADVERTISING AGENCIES — 0.8%
Constant Contact, Inc. * (a)	109,510	$3,262,303

AUTO PARTS — 2.4%
Gentex Corp.	241,295	5,911,728
LKQ Corp. *	124,375	3,876,769

		9,788,497

COSMETICS — 0.9%
Elizabeth Arden, Inc. *	101,705	3,557,641

DIVERSIFIED MEDIA — 1.0%
Belo Corp.	600,250	4,303,792

EDUCATIONAL SERVICES — 2.2%
American Public Education, Inc. * (a)	135,890	5,163,820
DeVry, Inc.	111,735	3,784,464

		8,948,284

ENTERTAINMENT — 1.9%
Imax Corp. * (a)	177,095	4,328,202
Live Nation Entertainment, Inc. *	368,685	3,465,639

		7,793,841

LEISURE TIME — 2.5%
Life Time Fitness, Inc. *	199,580	10,092,761

RESTAURANTS — 2.3%
BJ’s Restaurants, Inc. *	80,385	4,047,385
Bravo Brio Restaurant Group, Inc. *	123,995	2,474,940
Ruby Tuesday, Inc. *	317,710	2,900,692

		9,423,017

SPECIALTY RETAIL — 5.7%
DSW, Inc. (A Shares)	128,560	7,041,231
Tractor Supply Co.	59,680	5,404,621

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
“GROWTH-WITH-VALUE” SMALL CAP FUND	Schedule of Investments — continued March 31, 2012 (Unaudited)

	Shares	Value (Note 2)
Consumer Discretionary — (Continued)
Ulta Salon Cosmetics & Fragrance, Inc.	59,410	$5,518,595
Zumiez, Inc. * (a)	146,005	5,272,241

		23,236,688

TEXTILES APPAREL & SHOES — 2.0%
Oxford Industries, Inc.	158,380	8,048,872

TOTAL CONSUMER DISCRETIONARY		88,455,696

Consumer Staples — 2.0%

FOODS — 2.0%
United Natural Foods, Inc. *	177,155	8,266,052

TOTAL CONSUMER STAPLES		8,266,052

Energy — 6.2%

OFFSHORE DRILLING & OTHER SERVICES — 1.1%
Atwood Oceanics, Inc. *	97,785	4,389,569

OIL WELL SERVIES & EQUIPMENT — 1.3%
Core Laboratories N.V.	40,880	5,378,582

OIL: CRUDE PRODUCERS — 3.8%
Approach Resources, Inc. *	123,390	4,559,260
Magnum Hunter Resources Corp. * (a)	579,500	3,714,595
Niko Resources, Ltd.	39,530	1,379,992
Petroleum Development Corp. *	54,875	2,035,314
Rex Energy Corp. * (a)	378,735	4,044,890

		15,734,051

TOTAL ENERGY		25,502,202

Financial Services — 2.3%

FINANCIAL DATA & SYSTEMS — 2.3%
Alliance Data Systems Corp. * (a)	63,285	7,971,379
WNS Holdings, Ltd., ADR *	103,865	1,251,573

		9,222,952

TOTAL FINANCIAL SERVICES		9,222,952

Healthcare — 7.6%

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 5.4%
Cooper Companies, Inc. (The)	161,420	13,189,628

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
“GROWTH-WITH-VALUE” SMALL CAP FUND	Schedule of Investments — continued March 31, 2012 (Unaudited)

	Shares	Value (Note 2)
Healthcare — (Continued)
ResMed, Inc. *	174,625	$5,397,659
Volcano Corp. *	117,116	3,320,239

		21,907,526

MEDICAL EQUIPMENT — 2.2%
Akorn, Inc. *	250,945	2,936,056
Luminex Corp. *	258,295	6,031,188

		8,967,244

TOTAL HEALTHCARE		30,874,770

Materials & Processing — 4.7%

CHEMICALS: DIVERSIFIED — 2.2%
Albemarle Corp.	106,835	6,828,893
American Vanguard Corp.	107,970	2,341,869

		9,170,762

CHEMICALS: SPECIALTY — 0.9%
Polypore International, Inc. * (a)	99,880	3,511,781

DIVERSIFIED MATERIALS & PROCESSING — 1.6%
Belden, Inc.	167,250	6,340,447

TOTAL MATERIALS & PROCESSING		19,022,990

Producer Durables — 17.6%

AIR TRANSPORT — 0.8%
Atlas Air Worldwide Holdings, Inc. *	68,915	3,391,307

COMMERCIAL SERVICES: RENTAL & LEASING — 0.5%
Mobile Mini, Inc. *	94,715	2,000,381

COMMERCIAL VEHICLES & PARTS — 0.6%
Rush Enterprises, Inc. (A Shares) *	107,600	2,283,272

ENGINEERING & CONTRACTING SERVICES — 1.7%
Chicago Bridge & Iron Co. N.V.	158,570	6,848,638

ENVIRONMENTAL, MAINTENANCE, AND SECURITY SERVICES — 1.9%
Corrections Corp. of America *	262,925	7,180,482
GSE Holding, Inc. *	57,865	759,767

		7,940,249

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
“GROWTH-WITH-VALUE” SMALL CAP FUND	Schedule of Investments — continued March 31, 2012 (Unaudited)

	Shares	Value (Note 2)
Producer Durables — (Continued)

FORMS AND BULK PRINTING SERVICES — 0.5%
InnerWorkings, Inc. * (a)	169,790	$1,978,053

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 2.3%
MSC Industrial Direct Co., Inc. (A Shares)	111,535	9,288,635

MACHINERY: INDUSTRIAL — 4.8%
Kennametal, Inc.	138,325	6,159,612
Middleby Corp. *	72,515	7,337,068
Tennant Co.	135,325	5,954,300

		19,450,980

SCIENTIFIC INSTRUMENTS: CONTROL & FILTER — 0.9%
Robbins & Myers, Inc.	70,550	3,672,128

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 1.8%
EnerSys, Inc. *	206,500	7,155,225

SHIPPING — 0.8%
UTi Worldwide, Inc.	202,295	3,485,543

TRUCKERS — 1.0%
Celadon Group, Inc.	127,645	1,984,880
Knight Transportation, Inc.	131,040	2,314,166

		4,299,046

TOTAL PRODUCER DURABLES		71,793,457

Producer Manufacturing — 1.0%

BUILDING & CONSTRUCTION MATERIALS — 1.0%
NCI Building Systems, Inc. *	80,835	930,411
Rexnord Corp. *	45,725	964,798
Trex Co., Inc. *	65,810	2,111,185

		4,006,394

TOTAL PRODUCER MANUFACTURING		4,006,394

Technology — 29.9%

COMMUNICATIONS TECHNOLOGY — 2.9%
ADTRAN, Inc.	133,605	4,167,140
Ixia *	269,340	3,364,057

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
“GROWTH-WITH-VALUE” SMALL CAP FUND	Schedule of Investments — continued March 31, 2012 (Unaudited)

	Shares	Value (Note 2)
Technology — (Continued)
NICE-Systems, Ltd., Sponsored ADR *	107,285	$4,216,301

		11,747,498

COMPUTER SERVICES SOFTWARE & SYSTEMS — 18.5%
Acxiom Corp. *	253,480	3,721,086
Ariba, Inc. *	267,180	8,739,458
Bankrate, Inc. * (a)	276,915	6,853,646
comScore, Inc. *	267,050	5,712,199
Concur Technologies, Inc. * (a)	68,520	3,931,678
DealerTrack Holdings, Inc. *	271,270	8,208,630
MICROS Systems, Inc. *	98,240	5,431,690
NIC, Inc.	361,387	4,383,624
Pegasystems, Inc. (a)	115,225	4,396,986
Rovi Corp. *	157,297	5,120,017
Sapient Corp.	528,595	6,581,008
Syntel, Inc.	78,090	4,373,040
Ultimate Software Group, Inc. *	108,900	7,980,192

		75,433,254

COMPUTER TECHNOLOGY — 0.5%
Super Micro Computer, Inc. *	110,155	1,923,306

ELECTRONIC COMPONENTS — 3.1%
3D Systems Corp. * (a)	185,840	4,374,674
Finisar Corp. *	154,575	3,114,686
Rogers Corp. *	138,560	5,369,200

		12,858,560

PRODUCTION TECHNOLOGY EQUIPMENT — 3.1%
ATMI, Inc. *	197,495	4,601,633
Integrated Device Technology, Inc. *	564,875	4,038,856
Teradyne, Inc. *	238,515	4,028,518

		12,669,007

SEMICONDUCTORS & COMPONENTS — 1.8%
Diodes, Inc. *	119,665	2,773,835
MaxLinear, Inc. (A Shares) *	205,930	1,147,030

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
“GROWTH-WITH-VALUE” SMALL CAP FUND	Schedule of Investments — continued March 31, 2012 (Unaudited)

	Shares	Value (Note 2)
Technology — (Continued)
Power Integrations, Inc.	89,035	$3,304,979

		7,225,844

TOTAL TECHNOLOGY		121,857,469

TOTAL COMMON STOCK (COST $247,260,448)		379,001,982

EXCHANGE-TRADED FUNDS — 1.9%

Diversified Financial Services — 1.9%
iShares Russell 2000 Growth Index Fund (a)	81,290	7,753,440

TOTAL EXCHANGE-TRADED FUNDS (COST $7,089,854)		7,753,440

SECURITIES LENDING COLLATERAL — 8.5%
BlackRock Liquidity Funds TempCash Portfolio	34,540,692	34,540,692

TOTAL SECURITIES LENDING COLLATERAL (COST $34,540,692)		34,540,692

MONEY MARKET SECURITY — 5.5%

Money Market Fund — 5.5%
Blackrock Liquidity Funds TempFund Portfolio	22,590,898	22,590,898

TOTAL MONEY MARKET SECURITY (COST $22,590,898)		22,590,898

TOTAL INVESTMENTS (COST $311,481,892) — 108.9%		443,887,012

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(36,377,199)

NET ASSETS — 100.0%		$407,509,813

*	Non-income producing security

ADR    American Depository Receipt

(a)	All or a portion of the security is on loan. See Note 1 in Notes to Quarterly Schedule of Investments.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$311,481,892

Gross unrealized appreciation	$134,984,914
Gross unrealized depreciation	(2,579,794)

Net unrealized appreciation	$132,405,120

See Accompanying Notes to Quarterly Schedule of Investments

KALMAR POOLED INVESTMENT TRUST
“GROWTH-WITH-VALUE” Small Cap Fund	Notes to Quarterly Schedule of Investments (Unaudited)

1. Significant Accounting Policies. The following is a summary of the significant accounting policies of the Fund.

Security Valuation. The Fund’s securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Money market and short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust’s Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities

• Level 2 —	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2012 in valuing the Fund’s assets carried at fair value:

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$379,001,982	$379,001,982	$—	$—
Exchange Traded Funds	7,753,440	7,753,440	—	—
Money Market Security	22,590,898	22,590,898	—	—
Securities Lending Collateral	34,540,692	34,540,692	—	—

Total	$443,887,012	$443,887,012	—	$—

*Please refer to the Schedule of Investments for industry and security type breakouts.

For the period ended March 31, 2012, the Fund held no securities which measured their fair value using level 3 inputs.

SECURITIES LENDING — The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of March 31, 2012, the market value of the securities on loan and collateral are $33,606,765 and $34,540,692, respectively.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer (principal executive officer)
Date May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer (principal executive officer)
Date May 16, 2012

By (Signature and Title)*	/s/ Verna E. Knowles
Verna E. Knowles, Chief Financial Officer (principal financial officer)
Date May 16, 2012

* Print the name and title of each signing officer under his or her signature.